UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28
Date of reporting period:	11/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 146.0%
Alabama - 2.5%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	5.75	6/1/2045	1,500,000		1,601,415
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	6.00	6/1/2050	2,350,000		2,537,953
Jefferson County,
Sewer Revenue Bonds Warrants	0/7.90	10/1/2050	2,500,000	[a]	2,149,000
					6,288,368
Arizona - 6.2%
Maricopa County Industrial
Development Authority,
Revenue Bonds (Benjamin Franlin
Charter School Ltd.)	6.00	7/1/2052	2,000,000	[b]	2,074,980
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/2045	2,000,000	[b]	1,985,380
Pima County Industrial Development
Authority,
Education Revenue Bonds (American
Leadership Academy Project)	5.00	6/15/2052	1,000,000	[b]	969,940
Pima County Industrial Development
Authority,
Education Revenue Bonds (Arizona
Charter Schools Refunding Project)	5.38	7/1/2031	4,375,000		4,631,506
Salt Verde Financial Corporation,
Senior Gas Revenue Bonds	5.00	12/1/2037	5,000,000		5,697,050
					15,358,856
California - 12.7%
California Statewide Communities
Development Authority,
Revenue Bonds (Baptist University)	5.00	11/1/2041	1,875,000	[b]	2,008,481
California Statewide Communities
Development Authority,
Revenue Bonds (California Baptist
University)	6.38	11/1/2043	2,035,000		2,292,773
Golden State Tobacco Securitization
Corporation,
Revenue Bonds, Refunding, Series A-
1	5.00	6/1/2047	2,500,000		2,404,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 146.0% (continued)
California - 12.7% (continued)
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	14,000,000	[c]	2,207,240
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue Bonds	5.50	11/15/2037	5,000,000		6,274,200
Riverside County Transportation
Commission,
Senior Lien Toll Revenue Bonds	5.75	6/1/2044	3,250,000		3,536,000
San Buenaventura,
Revenue Bonds (Community
Memorial Health System)	7.50	12/1/2041	2,500,000		2,726,425
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
Bonds (Capital Appreciation-2nd
Sub-Asset Backed C)	0.00	6/1/2045	29,370,000	[c]	3,156,100
Tobacco Securitization Authority,
Revenue Bonds, Refunding	0.00	6/1/2046	10,000,000	[c]	1,539,100
University of California Regents,
Medical Center Pooled Revenue
Bonds	5.00	5/15/2043	5,000,000		5,442,100
					31,586,994
Colorado - 4.7%
City and County of Denver,
Airport System Subordinate Revenue
Bonds	5.25	11/15/2043	5,000,000		5,492,400
Colorado Health Facilities Authority,
Revenue Bonds (Sisters of Charity of
Leavenworth Health System)	5.00	1/1/2044	2,500,000		2,680,425
Dominion Water and Sanitation
District,
Tap Fee Revenue Bonds	6.00	12/1/2046	1,910,000		2,009,034
Sterling Ranch Community Authority
Board,
Board Supported Revenue Bonds	5.00	12/1/2038	1,500,000		1,498,110
					11,679,969
District of Columbia - 1.3%
District of Columbia,
Revenue Bonds (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/2023	1,700,000	[d]	1,981,282
District of Columbia Tobacco
Settlement Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/2046	7,400,000	[c]	1,137,232
					3,118,514

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 146.0% (continued)
Florida - 2.1%
Davie,
Educational Facilities Revenue Bonds
(Nova Southeastern University
Project)	5.63	4/1/2043	4,805,000		5,259,361
Georgia - 1.0%
Fulton County Development Authority,
Revenue Bonds (WellStar Health
System Group)	5.00	4/1/2042	1,250,000		1,343,238
Gainesville and Hall County
Development Authority,
Educational Facilities Revenue Bonds
(Riverside Military Academy)	5.00	3/1/2037	1,000,000		1,030,570
					2,373,808
Illinois - 10.5%
Chicago,
Customer Facility Charge Senior Lien
Revenue Bonds (Chicago O'Hare
International Airport)	5.75	1/1/2043	3,750,000		4,166,550
Chicago,
GO (Project and Refunding Series)	6.00	1/1/2038	2,500,000		2,776,450
Chicago Board of Education,
GO	5.00	12/1/2035	1,500,000		1,520,010
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue Bonds
(Capital Appreciation-McCormick
Place Expansion Project) (Insured;
MBIA Insurance Corporation)	0.00	12/15/2036	2,500,000	[c]	1,046,250
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/2053	2,500,000		2,570,025
State of Illinois,
GO, Ser. D	5.00	11/1/2026	3,500,000		3,720,535
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
Bonds (The University of Chicago))
Non-recourse	5.00	10/1/2040	7,000,000	[b,e]	7,715,085
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/2044	2,500,000		2,684,425
					26,199,330
Indiana - 8.5%
Indiana Finance Authority,
HR (The King's Daughters' Hospital
and Health Services)	5.50	8/15/2040	7,425,000		7,709,674

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 146.0% (continued)
Indiana - 8.5% (continued)
Indiana Finance Authority,
Midwestern Disaster Relief Revenue
Bonds (Ohio Valley Electric
Corporation Project)	5.00	6/1/2032	2,750,000	2,723,408
Indiana Finance Authority,
Private Activity Bonds (Ohio River
Bridges East End Crossing Project)	5.00	7/1/2040	5,000,000	5,247,500
Indiana Finance Authority,
Revenue Bonds (Baptist Homes of
Indiana Senior Living)	6.00	11/15/2041	3,500,000	3,884,160
Indiana Finance Authority,
Revenue Bonds (Parkview Health
System Group) Ser. A	5.00	11/1/2043	1,500,000	1,644,180
				21,208,922
Iowa - 3.0%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/2025	7,000,000	7,402,080
Kansas - .8%
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project)	5.25	11/15/2053	1,000,000	984,230
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project) Ser. B	4.00	11/15/2025	1,000,000	992,200
				1,976,430
Kentucky - .4%
Christian County,
HR (Jennie Stuart Medical Center)	5.50	2/1/2044	1,000,000	1,055,620
Louisiana - 3.0%
Louisiana Public Facilities Authority,
Dock and Wharf Revenue Bonds
(Impala Warehousing LLC Project)	6.50	7/1/2036	2,000,000	2,170,520
New Orleans,
Sewerage Service Revenue Bonds	5.00	6/1/2044	2,000,000	2,131,800
New Orleans,
Water Revenue Bonds	5.00	12/1/2044	2,000,000	2,137,740
New Orleans,
Water Revenue Bonds, Refunding	5.00	12/1/2034	1,000,000	1,095,290
				7,535,350
Maryland - .4%
Rockville City,
Economic Development Revenue
Bonds (Ingelside at King Farm
Project)	5.00	11/1/2047	1,000,000	1,024,520

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 146.0% (continued)
Massachusetts - 4.7%
Massachusetts Development Finance
Agency,
Revenue Bonds (North Hill
Communities Issue)	6.50	11/15/2023	2,000,000	[b,d]	2,392,720
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2057	1,000,000	[b]	1,006,310
Massachusetts Port Authority,
Special Facilities Revenue Bonds
(Delta Air Lines, Inc. Project)
(Insured; AMBAC)	5.00	1/1/2027	8,210,000		8,363,445
					11,762,475
Michigan - 7.4%
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.25	7/1/2041	2,250,000		2,387,880
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2039	4,990,000		5,277,723
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2021	10,000	[d]	10,831
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/2036	2,250,000		2,417,423
Michigan Tobacco Settlement Finance
Authority,
Revenue Bonds	0.00	6/1/2058	41,200,000	[c]	992,096
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/2034	5,000,000		4,960,200
Wayne County Airport Authority,
Airport Revenue Bonds (Detroit
Metropolitan Wayne County Airport)
(Insured; Build America Mutual
Assurance Company)	5.00	12/1/2039	2,250,000		2,494,125
					18,540,278
Minnesota - .8%
Duluth Economic Development
Authority,
Revenue Bonds, Refunding (Essentia
Health Group)	5.00	2/15/2058	2,000,000		2,113,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 146.0% (continued)
Missouri - 1.6%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue Bonds
(Saint Louis College of Pharmacy)	5.50	5/1/2043	2,000,000	2,118,420
Saint Louis County Industrial
Development Authority,
Senior Living Facilities Revenue
Bonds (Friendship Village Sunset
Hills)	5.00	9/1/2042	1,000,000	1,002,630
St Louis County Industrial Development
Authority,
Revenue Bonds (Friendship Village
St. Louis Obligated Group)	5.25	9/1/2053	1,000,000	990,440
				4,111,490
Nevada - .4%
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Series 2018 A	4.00	6/1/2058	1,000,000	985,780
New Jersey - 7.0%
New Jersey Economic Development
Authority,
Private Activity Revenue Bonds (The
Goethals Bridge Replacement
Project)	5.38	1/1/2043	2,500,000	2,672,975
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/2027	2,500,000	2,758,875
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2040	2,000,000	2,107,800
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds
(Continental Airlines, Inc. Project)	5.13	9/15/2023	2,500,000	2,677,525
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds
(Continental Airlines, Inc. Project)	5.25	9/15/2029	4,500,000	4,850,325
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,500,000	2,506,925
				17,574,425

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 146.0% (continued)
New York - 14.6%
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Queens
Baseball Stadium Project) (Insured;
AMBAC)	5.00	1/1/2036	8,000,000		8,019,040
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/2050	7,825,000	[c]	946,825
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	3,500,000	[b]	3,577,525
New York State Dormitory Authority,
Revenue Bonds (Saint John's
University)	5.00	7/1/2044	2,000,000		2,147,620
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	2,700,000		2,833,650
Niagara Area Development
Corporation,
Solid Disposal Facility Revenue
Bonds, Refunding (Convanta Holding
Project) Series 2018 A	4.75	11/1/2042	2,000,000	[b]	1,925,220
Tender Option Bond Trust Receipts
(Series 2017-XF2419), 11/15/38,
Revenue Bonds	5.00	11/15/2038	15,000,000	[b,e]	15,973,837
TSASC Inc.,
Tobacco Settlement Subordinate
Bonds	5.00	6/1/2048	1,000,000		954,060
					36,377,777
Ohio - 7.3%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	26,000,000	[c]	1,684,280
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.25	6/1/2037	7,000,000		6,912,430
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.25	2/15/2047	2,500,000		2,617,475
Muskingum County,
Hospital Facilities Revenue Bonds
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/2044	7,000,000		7,094,780
					18,308,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 146.0% (continued)
Oklahoma - .6%
Tulsa County Industrial Authority,
Senior Living Community Revenue
Bonds (Montereau Inc. Project)	5.25	11/15/2045	1,500,000		1,607,175
Pennsylvania - 11.6%
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue Bonds (City Center
Project)	5.00	5/1/2042	1,000,000	[b]	1,039,610
Clairton Municipal Authority,
Sewer Revenue Bonds	5.00	12/1/2042	1,500,000		1,573,440
Clairton Municipal Authority,
Sewer Revenue Bonds	5.00	12/1/2037	4,000,000		4,226,280
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (Thomas Jefferson
University)	5.00	9/1/2045	3,000,000		3,270,690
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/2042	5,000,000		5,235,350
Tender Option Bond Trust Receipts
(Series 2017-XF2420), 12/1/42,
Revenue Bonds	5.00	12/1/2042	13,000,000	[b,e]	13,605,625
					28,950,995
Rhode Island - .4%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2040	1,000,000		1,024,480
South Carolina - 2.8%
South Carolina Jobs-Economic
Development Authority,
Health Facilities Revenue Bonds (The
Lutheran Homes of South Carolina,
Inc.)	5.13	5/1/2048	1,750,000		1,730,260
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.13	12/1/2043	5,000,000		5,231,500
					6,961,760
Texas - 14.2%
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools)	6.00	8/15/2043	1,500,000		1,641,990
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds
(International Leadership of Texas)	5.75	8/15/2045	2,500,000		2,521,850

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 146.0% (continued)
Texas - 14.2% (continued)
Mission Economic Development Corp,
Revenue Bonds, Refunding
(Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,522,050
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue Bonds
(National Campus and Community
Development Corporation - College
Station Properties LLC - Texas A&M
University Project)	5.00	7/1/2035	500,000		450,595
North Texas Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	5.13	12/1/2042	3,000,000		3,105,990
Tender Option Bond Trust Receipts
(Series 2016-XM0374), 11/15/20,
(Tarrant County Cultural Education
Facilities Finance Corporation, HR
(Baylor Health Care System Project))
Non-recourse	5.00	11/15/2020	7,410,000	[b,e]	7,961,862
Tender Option Bond Trust Receipts
(Series 2017-XF2421), 11/1/45,
Revenue Bonds	5.00	11/1/2045	15,000,000	[b,e]	15,634,837
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue Bonds	5.00	8/15/2041	2,500,000		2,606,825
					35,445,999
U.S. Related - 2.0%
Guam Waterworks Authority,
Water and Wastewater System
Revenue Bonds	5.50	7/1/2043	3,000,000		3,174,810
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2035	1,750,000		1,848,298
					5,023,108
Virginia - 5.3%
Virginia Small Business Financing
Authority,
Senior Lien Revenue Bonds (95
Express Lanes LLC Project)	5.00	1/1/2040	7,640,000		7,939,488
Virginia Small Business Financing
Authority,
Senior Lien Revenue Bonds
(Elizabeth River Crossing Opco, LLC
Project)	5.50	1/1/2042	5,000,000		5,294,450
					13,233,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 146.0% (continued)
Washington - 2.2%
Washington Health Care Facilities
Authority,
Revenue Bonds (Providence Health
and Services)	5.00	10/1/2042	5,000,000	5,387,500
Wisconsin - 6.0%
Public Finance Agency of Wisconsin,
Senior Airport Facilities Revenue
Bonds (Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/2042	5,000,000	5,219,050
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Aurora Health Care,
Inc.)	5.25	4/15/2035	4,000,000 [d]	4,513,760
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Beaver Dam
Community Hospitals, Inc.)	5.25	8/15/2034	3,000,000	3,143,460
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Sauk-Prairie
Memorial Hospital, Inc. Project)	5.38	2/1/2048	2,000,000	2,055,640
				14,931,910
Total Investments (cost $345,697,992)			146.0%	364,409,257
Liabilities, Less Cash and Receivables			(16.0%)	(39,750,224)
VMTPS, at liquidation value			(30.0%)	(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%	249,659,033

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $79,393,462 or 31.8% of net assets.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	364,409,257	-	364,409,257
Liabilities ($)
Floating Rate Notes††	-	(42,055,000)	-	(42,055,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2018, accumulated net unrealized appreciation on investments was $18,711,265, consisting of $20,410,648 gross unrealized appreciation and $1,699,383 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 16, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)